Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Computer and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Computer and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years